SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17:	SUBSEQUENT EVENTS

In February 2024, the Company’s board of directors approved a shares repurchase plan for an aggregate amount of up to $50,000, which, as of the date of this report, has been increased to a total of up to $75,000. The program is subject to the issuance of the Company’s audited annual financial report for the year 2023.